Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of Financial Assets and Financial Liabilities

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments” (“IFRS 9”):

	December 31,
	2024	2023
Financial assets:
Cash and restricted deposits	$1,560	$2,141
Short-term deposits	-	3,000
Other receivables	449	203
Related parties	4,239	-

Total financial assets at amortized cost	6,248	5,344

Investments in financial assets at fair value	871	659

Financial liabilities:

Credit from others	75	48
Warrants liability	-	191
Lease liability	48	76

Total financial and lease liabilities	$123	$315

Schedule of Company's Financial Instruments

The tables below are a comparison between the carrying amount and fair value of the Company’s financial instruments as of December 31, 2024, and 2023, which are presented in the financial statements not at fair value (other than those whose amortized cost is a reasonable approximation of fair values):

	Carrying amount	Fair Value
	December 31,	December 31, 2023
	2024	Level 1	Level 2	Level 3
Investments in short-term financial assets	$354	$354	$-	$-
Investments in financial assets	$517	$517	$-	$-

	Carrying amount	Fair Value
	December 31,	December 31, 2023
	2023	Level 1	Level 2		Level 3
Investments in financial assets	$659	$-	$		$659
Warrants	191	-		191	-